Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020		Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 1,197	$ 1,424		$ 1,308	$ 2,621	$ 2,374
Net profit / (loss) attributable to shareholders	1,194	1,421		1,307	2,615	2,375
Net profit / (loss) attributable to non-controlling interests	3	3		1	6	(1)
Foreign currency translation
Subtotal foreign currency translation, net of tax					(4)	(2)
Defined benefit plans
Subtotal defined benefit plans, net of tax					(270)	(165)
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax					62	(246)
Total comprehensive income
Total other comprehensive income	(1,035)	2,671		1,076	1,635	986
Total other comprehensive income that may be reclassified to the income statement, net of tax	333	1,514		999	1,847	1,398
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(1,369)	1,157		77	(212)	(412)
Total comprehensive income	161	4,095		2,384	4,256	3,360
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)					2,615	2,375
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	447	(274)		294	172	143
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(196)	136		(121)	(61)	(95)
Foreign currency translation differences on foreign operations reclassified to the income statement	0	0		3	0	4
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	2	(8)		(13)	(7)	(13)
Income tax relating to foreign currency translations, including the effect of net investment hedges	(2)	0		(2)	(2)	0
Subtotal foreign currency translation, net of tax	249	(147)		161	103	39
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	19	208		90	226	171
Realized gains reclassified to the income statement from equity	(15)	(9)		(2)	(24)	(3)
Realized losses reclassified to the income statement from equity	0	0		1	0	1
Income tax relating to net unrealized gains / (losses)	(3)	(51)		(24)	(54)	(41)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	1	147		65	149	128
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	291	1,953		987	2,244	1,575
Net (gains) / losses reclassified to the income statement from equity	(171)	(103)		(24)	(274)	(45)
Income tax relating to cash flow hedges	(25)	(345)		(191)	(370)	(298)
Subtotal cash flow hedges, net of tax	95	1,505		773	1,600	1,232
Cost of hedging
Change in fair value of cost of hedging, before tax	(18)	6			(12)
Amortization of initial cost of hedging to the income statement	5	2			7
Income tax relating to cost of hedging	0	0			0
Subtotal cost of hedging, net of tax	(13)	8			(4)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(417)	104	[1]	18	(314)	(142)
Income tax relating to defined benefit plans	(81)	124		(7)	43	(23)
Subtotal defined benefit plans, net of tax	(498)	228		11	(270)	(165)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(1,095)	1,156		72	62	(254)
Income tax relating to own credit on financial liabilities designated at fair value	223	(223)		0	0	8
Subtotal own credit on financial liabilities designated at fair value, net of tax	(872)	934		72	62	(246)
Total comprehensive income
Total other comprehensive income	(1,037)	2,675		1,082	1,639	988
Total other comprehensive income that may be reclassified to the income statement, net of tax	333	1,514		999	1,847	1,398
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(1,370)	1,161		83	(208)	(411)
Total comprehensive income	157	4,097		2,389	4,254	3,363
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)					6	(1)
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	1	(5)		(6)	(4)	(2)
Income tax relating to foreign currency translations, including the effect of net investment hedges	0	0		0	0	0
Subtotal foreign currency translation, net of tax	1	(5)		(6)	(4)	(2)
Total comprehensive income
Total other comprehensive income	1	(5)		(6)	(4)	(2)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	1	(5)		(6)	(4)	(2)
Total comprehensive income	$ 4	$ (2)		$ (5)	$ 3	$ (3)

[1]
Includes a net pre-tax OCI gain of USD 247 million related to UK defined benefit plans (driven by a decrease in the defined benefit obligation mainly resulting from a higher discount rate), largely offset by a net pre-tax OCI loss of USD 148 million related to the Swiss pension plan (driven by an extraordinary employer contribution of USD 143 million that increased the gross plan assets, but led to an OCI loss as no net pension asset could be recognized on the balance sheet as of 31 March 2020 due to the asset ceiling). Refer to “Note 29 Pension and other post-employment benefit plans” in the “Consolidated financial statements” section of the Annual Report 2019 for more information about the effects from changes to the Swiss pension plan and the measures to mitigate them